Global X Funds
605 Third Avenue, 43rd Floor
New York, NY 10158

November 23, 2021

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:    Global X Funds (“Trust”) File Nos. 333-151713, 811-22209
    Post-Effective Amendment No. 662

Ladies and Gentlemen:
Included herewith for filing on behalf of the Trust, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, is one copy of Post‑Effective Amendment No. 662 to the Trust’s Registration Statement on Form N‑1A (“Amendment”). The Amendment is being filed for the purpose of adding the following new series to the Trust: the Global X Financials Covered Call & Growth ETF, the Global X Health Care Covered Call & Growth ETF, the Global X Information Technology Covered Call & Growth ETF and the Global X Dow 30® Covered Call ETF.

Please do not hesitate to call me at (646) 716-3239 if you have any questions regarding the foregoing. Thank you for your attention to this matter.

Sincerely,
/s/ Susan Lively
Susan Lively